Derivative Instruments	12 Months Ended
Mar. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments

12.  Derivative Instruments

The Company uses derivatives for risk management purposes and does not engage in speculative activity. A key risk management objective for the Company is to mitigate interest rate risk associated with the Company’s external credit facilities and foreign currency risk primarily with respect to transactions denominated in foreign currencies. The determination of whether the Company enters into a derivative transaction to achieve these risk management objectives depends on a number of factors, including market related factors that impact the extent to which derivative instruments will achieve such risk management objectives of the Company.

The Company may from time to time enter into interest rate swap contracts to protect against upward movements in US Dollar LIBOR and the associated interest the Company pays on its external credit facilities. Interest rate swaps are recorded in the financial statements at fair value. Changes in fair value are recorded on the consolidated statements of operations and comprehensive income in Other income (expense).

The Company uses foreign currency forward contracts and enters into hedging relationships from time to time in order to mitigate exposure to foreign currency fluctuations. Changes in the fair value of forward contracts that are not designated as hedges are recorded in earnings within Other income (expense) at each measurement date.

Interest Rate Swaps

For interest rate swap contracts, the Company has agreed to pay fixed interest rates while receiving a floating interest rate. At 31 March 2016 and 2015, the Company had interest rate swap contracts with a total notional principal of US$100.0 million and US$125.0 million, respectively.

At 31 March 2016, the weighted average fixed interest rate of these contracts is 2.0% and the weighted average remaining life is 3.4 years. These contracts have a fair value of US$3.7 million and US$3.1 million at 31 March 2016 and 2015, respectively, which is included in Accounts payable. For the years ended 31 March 2016, 2015 and 2014, the Company included in Other income (expense) an unrealized loss of US$0.6 million, an unrealized loss of US$2.6 million and an unrealized gain of US$0.8 million, respectively, on interest rate swap contracts. Included in Interest expense is a realized loss on interest rate swap contracts of US$1.9 million, US$1.3 million and US$0.6 million for the years ended 31 March 2016, 2015 and 2014, respectively.

Foreign Currency Forward Contracts

The Company uses foreign currency forward contracts and enters into hedging relationships from time to time in order to mitigate exposure to foreign currency fluctuations. When achievable, these instruments are designated as hedges and treated as a cash flow hedging arrangement for accounting purposes. In September 2013, the Company entered into foreign currency forward contracts designated as hedges in order to mitigate exposure associated with the anticipated purchases of production assets denominated in a foreign currency in a future period. During the year ended 31 March 2015, the Company elected to de-designate all of its foreign currency forward contracts that had been previously designated as cash flow hedges, and elected to discontinue hedge accounting. The foreign currency forward contracts which were previously designated as hedges and de-designated during fiscal year 2015 had a gain classified in other comprehensive income of US$0.3 million at 31 March 2016 and 2015. The gains are reclassified into earnings in correspondence to the depreciation schedule of the underlying equipment purchases which were hedged.

Changes in the fair value of forward contracts that are not designated as hedges are recorded in earnings within Other income (expense) at each measurement date. As discussed above, these derivatives are typically entered into as economic hedges of changes in currency exchange rates. Gains or losses related to the derivative are recorded in income, based on the Company’s accounting policy. In general, the earnings effects of the item that represent the economic risk exposure are recorded in the same caption as the derivative. For the years ended 31 March 2016 and 2015, the forward contracts not designated as a cash flow hedging arrangement had an unrealized gain of US$0.9 million and an unrealized loss of US$2.3 million, respectively.

The notional amount of interest rate swap contracts and foreign currency forward contracts represents the basis upon which payments are calculated and are reported on a net basis when a legal and enforceable right of set-off exists. The following table sets forth the total outstanding notional amount and the fair value of the Company’s derivative instruments held at 31 March 2016 and 2015.

				Fair Value as of
(Millions of US dollars)	Notional Amount		31 March 2016		31 March 2015
	31 March 2016	31 March 2015	Assets	Liabilities	Assets	Liabilities
Derivatives not accounted for as hedges
Interest rate swap contracts	100.0	125.0	-	3.7	-	3.1
Foreign currency forward contracts	0.4	3.6	-	-	-	0.2

Total	$100.4	$128.6	$-	$3.7	$-	$3.3